Other liabilities	12 Months Ended
Dec. 31, 2022
Other liabilities
Other liabilities	11. Other liabilities

The following summarizes the other liabilities balance:

	December 31, 2022	December 31, 2021
	$	$
Warrants	445,216	2,645,528
PSUs	156,499	682,144
	601,715	3,327,672
Less: current portion	176,434	403,610

Non-current portion	425,281	2,924,062

Warrants

The following summarizes the warrant activity for the years ended December 31, 2022 and 2021:

	2022		2021
	Number	Weighted average exercise price	Number	Weighted average exercise price
	#	C$	#	C$
Outstanding, beginning of year	5,097,550	4.50	2,289,667	4.50
Granted	-	-	2,807,883	4.50

Outstanding, end of year	5,097,550	4.50	5,097,550	4.50

Exercisable, end of year	5,097,550	4.50	5,097,550	4.50

The following table summarizes information of warrants outstanding and exercisable as at December 31, 2022:

Expiry date	Number of warrants outstanding	Exercise price	Weighted average remaining contractual life
	#	C$	Years
May 14, 2023	2,289,667	4.50	0.37
March 25, 2024	2,807,883	4.50	1.23

	5,097,550	4.50	0.84

The Company used the BSM to estimate the grant date fair value of warrants during the period using the following weighted average assumptions:

	December 31, 2022	December 31, 2021
Expected stock price volatility	37%	51%
Risk-free interest rate	4.07%	0.91%
Expected life	0.84 years	1.84 years
Grant date share price	$2.28	$2.74
Expected dividend yield	1.72%	-

On February 3, 2021, the Company held a Warrant Holder Meeting (“Meeting”). At the Meeting, the holders of 2,289,667 common share purchase warrants that were originally set to expire on May 14, 2022 (“Warrants”), unanimously voted in favour to amend the Warrants to (a) remove the compulsory call option held by the Company, and (b) in conjunction with the foregoing, extend the term of the Warrants by 12 months, such that the warrants will now expire on May 14, 2023.

Performance Share Unit Plan

The Plan provides that the Board of Directors may, at its discretion, grant directors, officers, employees and consultants, non-transferable PSUs based on the value of the Company’s share price at the date of grant. The Board of Directors has the discretion to issue cash or equity settle the vested PSUs. The PSUs issued were treated as other liabilities because the number of shares to be eventually issued is based on a percentage of the common shares outstanding at the time the performance hurdle is met. The share-based compensation expense will be recorded over the vesting period, which is the date that specific share price hurdles are met.

The following summarizes the PSU activity for the years ended December 31, 2022 and 2021:

	2022		2021
	Number	Weighted average fair value	Number	Weighted average fair value
	#	$	#	$
Outstanding, beginning of year	787,584	1.36	648,246	1.36
Granted	107,582	0.23	139,338	1.36

Outstanding, end of year	895,166	0.23	787,584	1.36

Vested, end of year	-	-	-	-

The Company used the Monte Carlo simulation model to estimate the grant date fair value of PSUs issued during the period using the following weighted average assumptions:

	December 31, 2022	December 31, 2021
Expected stock price volatility	38%	51%
Risk-free interest rate	4.41%	0.95%
Expected life	0.77 years	0.95 years
Grant date share price	C$ 3.14	C$ 3.48
Expected dividend yield	1.72%	-